Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 4,649	$ 3,488	$ 14,742	$ 12,610	$ 8,535
OTHER COMPREHENSIVE INCOME, BEFORE TAX:
Change in unrealized gain (loss) on securities available-for-sale	746	1,183	1,830	(3,220)	860
Total other comprehensive income (loss) before tax	746	1,183	1,830	(3,227)	1,810
DEFERRED TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME	261	414	641	(1,099)	615
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	485	769	1,189	(2,128)	1,195
COMPREHENSIVE INCOME	$ 5,134	$ 4,257	$ 15,931	$ 10,482	$ 9,730